UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2007
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
                                                   ------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -----------------------------
Address:        225 Friend Street
                -----------------------------
                Suite 801
                -----------------------------
                Boston, MA 02114
                -----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------
Title:          President
                -----------------------------
Phone:          617.573.9550
                -----------------------------

Signature, Place and Date of Signing:


        /s/ George Putnam, III            Boston, MA          February 12, 2008
     -----------------------------    -------------------     -----------------
             [Signature]                 [City, State]              [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  49
                                                 --------------------
Form 13F Information Table Value Total:                147,323
                                                 --------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

fund\13f_12312007.xls
New Generation Advisers, Inc. Dec. 31, 2007


                           Title of                   Value                 Investment   Other       Voting      Voting    Voting
Name of Issuer              Class       CUSIP       ($1,000)    Shares      Discretion  Managers      Sole       Shared     None
--------------             -------      -----       --------    ------      ----------  --------     ------      ------    ------
Acme Communications        Common       004631107    2,102        769,796     Sole      None           769,796
AMR Corporation            Common       001765106      816         58,180     Sole      None            58,180
Armstrong World            Common       04247X102    3,755         93,612     Sole      None            93,612
Avanex                     Common       05348W109    2,470      2,470,000     Sole      None         2,470,000
Bookham                    Common       09856E105    4,665      1,960,200     Sole      None         1,960,200
Brocade Communication      Common       111621306    4,381        596,860     Sole      None           596,860
Cal Dive International     Common       12802T101    2,283        172,434     Sole      None           172,434
Conexant Systems           Common       207142100    3,431      4,133,639     Sole      None         4,133,639
Continental Airlines       Class B      210795308    1,159         52,075     Sole      None            52,075
Covad Communications       Common       222814204      602        700,100     Sole      None           700,100
DDI                        Common       233162502    1,604        284,986     Sole      None           284,986
Delta Air Lines            Common       247361702    5,484        368,327     Sole      None           368,327
Electroglas                Common       285324109    1,637        980,139     Sole      None           980,139
Exide                      Common       302051206    5,439        679,819     Sole      None           679,819
Finisar                    Common       31787A101    4,330      2,986,000     Sole      None         2,986,000
Fremont General            Common       357288109    1,750        500,000     Sole      None           500,000
Global Industries          Common       379336100    2,124         99,175     Sole      None            99,175
Goodyear Tire & Rubber     Common       382550101    4,086        144,780     Sole      None           144,780
Grey Wolf                  Common       397888108    1,916        359,415     Sole      None           359,415
Harmonic                   Common       413160102    4,678        446,400     Sole      None           446,400
Hayes Lemmerz              Common       420781304   10,126      2,215,823     Sole      None         2,215,823
Hovnanian Enterprises      Class A      442487203    1,793        250,000     Sole      None           250,000
iBasis                     Common       450732201    1,713        333,974     Sole      None           333,974
International Coal Group   Common       45928H106    4,099        764,707     Sole      None           764,707
JDS Uniphase               Common       46612J507    3,991        300,049     Sole      None           300,049
Key Energy                 Common       492914106    5,475        380,450     Sole      None           380,450
Kulicke and Soffa          Common       501242101    3,105        452,600     Sole      None           452,600
Luminent Mortgage          Common       550278303    1,284      1,646,623     Sole      None         1,646,623
MAIR Holding               Common       560635104    1,686        364,147     Sole      None           364,147
Mindspeed Technologies     Common       602682106    2,781      2,279,800     Sole      None         2,279,800
Newpark Resources          Common       651718504    2,737        502,155     Sole      None           502,155
Nortel Networks            Common       656568508    1,995        132,220     Sole      None           132,220
Northwest Airlines         Common       667280408    6,394        440,651     Sole      None           440,651
Owens Corning              Common       690742101    2,476        122,472     Sole      None           122,472
Parker Drilling            Common       701081101    1,852        245,275     Sole      None           245,275
Portland General           Common       736508847    4,252        153,056     Sole      None           153,056
Revlon                     Class A      761525500    1,702      1,442,632     Sole      None         1,442,632
Six Flags                  Common       83001P109       87         42,750     Sole      None            42,750
Sun-Times Media Group      Common       86688Q100    3,230      1,468,000     Sole      None         1,468,000
Tellabs                    Common       879664100    3,726        569,660     Sole      None           569,660
Terrestar                  Common       881451108    2,044        281,882     Sole      None           281,882
Time Warner                Class A      88732J108    3,823        138,532     Sole      None           138,532
UAL                        Common       902549807       25            688     Sole      None               688
USG                        Common       903293405    3,409         95,242     Sole      None            95,242
U.S. Airways Group         Common       90341W108      378         25,722     Sole      None            25,722
Visteon                    Common       92839U107    3,856        878,450     Sole      None           878,450
Vonage                     Common       92886T201    5,891      2,561,130     Sole      None         2,561,130
Zhone Technologies         Common       98950P108    3,182      2,719,944     Sole      None         2,719,944
Zilog Inc.                 Common       989524301    1,501        431,333     Sole      None           431,333